COLONIAL INTERMEDIATE HIGH INCOME FUND                             ANNUAL REPORT

OCTOBER 31, 2002

[photo of calculator and newspaper]

President's Message

DEAR SHAREHOLDER:

The high-yield bond market was vulnerable to the same economic, accounting and management concerns that undermined confidence in the stock market during the 12-month period that ended October 31, 2002. Although high-yield bonds staged a modest comeback in the fourth quarter of 2001, a string of high-profile bankruptcies and the highest rate of bankruptcies in more than a decade cut the group's rally short. Continued uncertainty about the economy and the prospects for war in Iraq added to investor fears. As investors sought the safety of the highest quality bonds, high-yield bonds continued to lose ground and the lowest-quality high-yield bonds were the hardest hit.

We were disappointed in the returns generated by high-yield bonds during the year. However, based on their yields in comparison to US Treasury bond yields, we believe these bonds represented attractive relative values by the end of the fund's fiscal year.

The following report will provide you with detailed information about the fund's performance and the strategies used by portfolio managers Scott Richards and Greg Smalley. As always, we thank you for investing in Colonial Intermediate High Income Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PORTFOLIO MANAGERS' REPORT

ANOTHER CHALLENGING YEAR

Colonial Intermediate High Income Fund returned negative 10.94% at net asset value (NAV) for the fiscal year ended October 31, 2002. The fund's results were in line with its high-yield closed-end fund peers. The Lipper High Current Yield Funds (Leveraged) Category Average returned negative 10.58%.1

For the past year, high-yield investors have borne the brunt of continued concerns about economic weakness, the quality of reported earnings, fraudulent accounting practices and downgrades of investment-grade bonds by credit rating agencies. These factors created a volatile investment climate that sharply reduced your fund's potential earning power. Nevertheless, the fund performed in line with its peer group, despite having the majority of its assets in the credit-sensitive B-rated sector. During most of the year, B-rated issues did not perform as well as higher quality BB securities.

As a closed-end mutual fund, Colonial Intermediate High Income Fund remained fully invested and leveraged during the fiscal year. In a rising market, this strategy has had the potential to outperform open-end, high-yield mutual funds. However, in a declining market it was a drag on performance. As the price of high-yield bonds declined, we were required to repay borrowed funds in order to keep the required 3-to-1 ratio of assets versus leverage. At the end of the period, the fund's dividend yield of 11.61%, was in line with its closed-end fund peers.

FUNDAMENTAL CREDIT ANALYSIS HELPED MINIMIZE LOSSES

Maintaining a disciplined approach to fundamental credit analysis played a key role in our investment process, especially during the difficult environment faced this year. We entered the year overweight in B-rated securities and underweight in BB-rated bonds, which was consistent with our long-standing strategy. As economic recovery remained elusive in early 2002, we continued to sell lower-quality issues and replace them with higher-quality bonds. Higher-quality bonds held up better as a result of greater cash flow stability and better liquidity as investor demand for these securities remained high.

-------------
1 Lipper Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.




TOP CORPORATE ISSUES AS OF 10/31/02 (%)

Allied Waste North
American                   2.01
----------------------------------
Premier International
Foods                      1.93
----------------------------------
Hollywood Casino           1.68
----------------------------------
Sovereign Bancorp          1.61
----------------------------------
K. Hovnanian Enterprises   1.54
----------------------------------

Corporate issues are calculated as a percentage of total investments including short-term investments.

TOP 5 SECTOR BREAKDOWNS AS OF 10/31/02 (%)

Amusement & recreation       12.9
------------------------------------
Oil & gas extraction         10.5
------------------------------------
Health services               9.7
------------------------------------
Chemicals & allied products   9.6
------------------------------------
Building construction         8.4
------------------------------------

Sector breakdowns are calculated as a percentage of net assets.

Because the fund is actively managed, there can be no guarantee the fund will continue to hold securities of these issuers or these sectors in the future.

12-MONTH DISTRIBUTIONS
DECLARED PER SHARE AS OF
10/31/02 ($)
                         0.37
--------------------------------

12-MONTH TOTAL RETURNS,
ASSUMING REINVESTMENT OF
ALL DISTRIBUTIONS (%)

NAV                    -10.94
--------------------------------
Market price           -10.43
--------------------------------


PRICE PER SHARE ON 10/31/02

NAV                     $2.79
--------------------------------
Market price            $2.79
--------------------------------

We also shifted the fund's assets out of the depressed cable sector and into more stable industries when it became apparent that this sector would generate sub-par results in 2002. Notable among our dispositions was Adelphia, whose securities we began selling aggressively upon initial indications that the company's financial position had been misrepresented. We managed to sell Adelphia securities at significantly higher values than where they were trading at the end of the period. We added higher-rated credits such as FMC, American Greetings and Yum! Brands (0.7%, 0.5% and 1.3% of net assets, respectively)2 to the portfolio.

We have maintained greater exposure to less economically-sensitive, more stable industries such as healthcare and food. And we began to add to oil and gas, gaming, lodging and broadcasting holdings during the second half of the year. These industries have generally enjoyed stable cash flows that enable them to make regular income payments on the debt they owe.

                   COLONIAL INTERMEDIATE HIGH INCOME FUND VS.
                         LIPPER HIGH CURRENT YIELD FUNDS
                          (LEVERAGED) CATEGORY AVERAGE
                                10/31/01-10/31/02

[bar chart data]:

COLONIAL
INTERMEDIATE
HIGH INCOME FUND  -10.94%*

LIPPER HIGH
CURRENT YIELD
FUNDS (LEVERAGED)
CATEGORY AVERAGE  -10.58

Past performance cannot predict future results. The returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

* Return is computed at net asset value.

Lipper, Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.


------------
2  Holdings are disclosed as of October 31, 2002 and are subject to change.

ECONOMIC OUTLOOK IS MIXED

With no clear direction in the US economy, we believe high-yield bonds could remain volatile. Although there have been fewer negative surprises, many industries continue to struggle financially, and banks have made it more difficult to borrow money, putting additional pressure on borrowers. Until business prospects improve, we favor the higher quality tiers of the high-yield bond market. We also plan to acquire lower-rated credits opportunistically. We will continue to use our fundamental credit analysis to identify attractive issues backed by solid companies with above-average cash flow prospects.

Sincerely,

/s/ Scott B. Richards               /s/ Gregg R. Smalley

Scott B. Richards                   Gregg R. Smalley

Scott B. Richards and Gregg R. Smalley are portfolio co-managers of the Colonial Intermediate High Income Fund. Mr. Richards is a senior vice president of Colonial Management Associates (Colonial). Mr. Smalley is a vice president of Colonial. Colonial is an affiliate of Columbia Management Group, Inc.


Past performance is no guarantee of future investment results.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

INVESTMENT PORTFOLIO

October 31, 2002


CORPORATE FIXED-INCOME

BONDS & NOTES - 134.8%                     PAR        VALUE
-----------------------------------------------------------
CONSTRUCTION - 8.4%
BUILDING CONSTRUCTION - 8.4%
Associated Materials, Inc.,
   9.750% 04/15/12 (a)              $  335,000   $  341,700
Atrium Companies, Inc.,
   10.500% 05/01/09                    210,000      197,400
D.R. Horton, Inc.,
   9.750% 09/15/10                     955,000      940,675
KB Home,
   8.625% 12/15/08                     490,000      492,450
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                     170,000      146,200
   10.500% 10/01/07                  1,060,000    1,113,000
Lennar Corp.,
   7.625% 03/01/09                     525,000      528,937
Ryland Group, Inc.,
   9.125% 06/15/11                     375,000      393,750
Standard Pacific Corp.,
   9.250% 04/15/12                     740,000      717,800
                                                -----------
                                                  4,871,912
                                                -----------

-----------------------------------------------------------
CONSUMER STAPLES - 0.3%
HOUSEHOLD PRODUCTS - 0.3%
Armkel LLC,
   9.500% 08/15/09                     180,000      191,700
                                                -----------

-----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.0%
DEPOSITORY INSTITUTIONS - 2.3%
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                  1,180,000    1,309,800
                                                -----------
FINANCIAL SERVICES - 0.9%
MDP Acquisitions PLC,
   9.625% 10/01/12 (a)                 525,000      540,750
                                                -----------
INSURANCE AGENTS & BROKERS - 0.5%
Willis Corroon Corp.,
   9.000% 02/01/09                     295,000      309,750
                                                -----------
REAL ESTATE - 0.3%
iStar Financial, Inc.,
   8.750% 08/15/08                     185,000      185,000
                                                -----------

-----------------------------------------------------------
MANUFACTURING - 44.1%
APPAREL - 0.4%
William Carter Co.,
   10.875% 08/15/11                    225,000      243,000
                                                -----------
CHEMICALS & ALLIED PRODUCTS - 9.6%
Avecia Group PLC,
   11.000% 07/01/09                    840,000      705,600
FMC Corp.,
   10.250% 11/01/09 (a)                420,000      431,550
Huntsman ICI Holdings LLC,
   (b) 12/31/09                      3,975,000      834,750



                                           PAR        VALUE
-----------------------------------------------------------
Koppers Industries, Inc.,
   9.875% 12/01/07                  $  725,000   $  696,000
Lyondell Chemical Co.:
   9.625% 05/01/07                     450,000      429,750
   11.125% 07/15/12                    475,000      463,125
MacDermid, Inc.,
   9.125% 07/15/11                     375,000      399,375
Terra Capital, Inc.,
   12.875% 10/15/08                    910,000      937,300
Texas Petrochemicals Corp.,
   11.125% 07/01/06                  1,125,000      675,000
                                                -----------
                                                  5,572,450
                                                -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.4%
Amphenol Corp.,
   9.875% 05/15/07                     735,000      757,050
Flextronics International Ltd.,
   9.875% 07/01/10                     600,000      627,000
                                                -----------
                                                  1,384,050
                                                -----------
FABRICATED METAL - 0.7%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     425,000      416,500
                                                -----------
FOOD & KINDRED PRODUCTS - 7.7%
Constellation Brands, Inc.,
   8.125% 01/15/12                     270,000      280,800
Del Monte Corp.,
   9.250% 05/15/11                     500,000      497,500
Dole Food Co., Inc.,
   7.250% 05/01/09                     455,000      414,050
Johnsondiversey, Inc.,
   9.625% 05/15/12 (a)                 500,000      507,500
New World Pasta Co.,
   9.250% 02/15/09                     275,000      261,250
Premier International Foods PLC,
   12.000% 09/01/09                  1,500,000    1,575,000
Roundy's Inc.,
   8.875% 06/15/12 (a)                 410,000      393,600
Smithfield Foods, Inc.,
   8.000% 10/15/09                     525,000      526,312
                                                -----------
                                                  4,456,012
                                                -----------
FURNITURE & FIXTURES - 1.0%
Congoleum Corp.,
   8.625% 08/01/08                     225,000      184,500
Juno Lighting, Inc.,
   11.875% 07/01/09                    295,000      297,950
Simmons Co.,
   10.250% 03/15/09                    100,000      106,000
                                                -----------
                                                    588,450
                                                -----------
MEASURING & ANALYZING INSTRUMENTS - 0.7%
Fisher Scientific International, Inc.,
   8.125% 05/01/12                     375,000      384,375
                                                -----------



See notes to investment portfolio.

October 31, 2002

CORPORATE FIXED-INCOME

BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.6%
Actuant Corp.,
   13.000% 05/01/09                 $  351,000   $  401,895
AGCO Corp.,
   9.500% 05/01/08                     400,000      420,000
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                    320,000      182,400
Ball Corp.,
   8.250% 08/01/08                     250,000      257,500
Dana Corp.:
   9.000% 08/15/11                     210,000      193,200
   10.125% 03/15/10                    200,000      194,000
Flowserve Corp.,
   12.250% 08/15/10                    361,000      380,855
JLG Industries, Inc.,
   8.375% 06/15/12                     245,000      176,400
Owens-Illinois, Inc.:
   7.150% 05/15/05                     150,000      142,500
   7.500% 05/15/10                     600,000      534,000
Tekni-Plex, Inc.,
   12.750% 06/15/10                    915,000      823,500
Terex Corp.,
   10.375% 04/01/11                    145,000      130,500
                                                -----------
                                                  3,836,750
                                                -----------
PAPER PRODUCTS - 1.6%
Corp. Durango SA de CV,
   13.125% 08/01/06                    525,000      333,375
Jefferson Smurfit Corp.,
   8.250% 10/01/12 (a)                 250,000      251,250
Tembec Industries, Inc.,
   8.500% 02/01/11                     350,000      353,500
                                                -----------
                                                    938,125
                                                -----------
PRIMARY METAL - 2.7%
AK Steel Corp.,
   7.750% 06/15/12 (a)                 270,000      264,600
Bayou Steel Corp.,
   9.500% 05/15/08                   1,000,000      450,000
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (c)                780,000      468,000
Oregon Steel Mills, Inc.,
   10.000% 07/15/09 (a)                205,000      205,000
WCI Steel, Inc.,
   10.000% 12/01/04                    665,000      146,300
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (c)               2,000,000       60,000
                                                -----------
                                                  1,593,900
                                                -----------
PRINTING & PUBLISHING - 5.1%
American Greetings Corp.,
   11.750% 07/15/08                    255,000      272,850
Dex Media East LLC,
   12.125% 11/15/12 (a)                430,000      441,825
PriMedia, Inc.,
   8.875% 05/15/11                     445,000      378,250
Quebecor Media, Inc.,
   11.125% 07/15/11                    925,000      656,750



                                           PAR        VALUE
-----------------------------------------------------------
Von Hoffman Corp.,
   10.250% 03/15/09                 $  495,000   $  455,400
Yell Finance BV,
   10.750% 08/01/11                    750,000      750,000
                                                -----------
                                                  2,955,075
                                                -----------
STONE, CLAY, GLASS & CONCRETE - 0.8%
Anchor Glass Container Corp.,
   11.250% 04/01/05 (c)                500,000      472,500
                                                -----------
TRANSPORTATION EQUIPMENT - 4.8%
BE Aerospace, Inc.,
   8.875% 05/01/11                     575,000      372,313
Collins & Aikman Products Co.,
   10.750% 12/31/11                    725,000      667,000
Dura Operating Corp.,
   8.625% 04/15/12                     345,000      332,925
Lear Corp.,
   8.110% 05/15/09                     500,000      522,500
Newcor, Inc.,
   9.875% 03/01/08 (c)               1,170,000      210,600
Pennzoil-Quaker State Co.,
   10.000% 11/01/08                    460,000      542,800
Sequa Corp.,
   8.875% 04/01/08                     200,000      166,000
                                                -----------
                                                  2,814,138
                                                -----------

-----------------------------------------------------------
MINING & ENERGY - 11.2%
METAL MINING - 0.6%
TriMas Corp.,
   9.875% 06/15/12 (a)                 340,000      323,000
                                                -----------
OIL & GAS EXTRACTION - 10.1%
Benton Oil & Gas Co.,
   9.375% 11/01/07                     485,000      452,263
Compton Petroleum Corp.,
   9.900% 05/15/09 (a)                 325,000      340,073
Denbury Management, Inc.,
   9.000% 03/01/08                     125,000      126,250
El Paso Energy Partners LP,
   8.500% 06/01/11 (a)                 165,000      148,088
Encore Acquisition Co.,
   8.375% 06/15/12 (a)                 325,000      328,250
Forest Oil Corp.,
   8.000% 06/15/08                     400,000      424,000
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07                    925,000      966,625
Mariner Energy, Inc.,
   10.500% 08/01/06                    690,000      641,700
Petsec Energy, Inc.,
   9.500% 06/15/07 (d)               2,000,000       20,000
Pioneer Natural Resources Co.:
   7.500% 04/15/12                     105,000      110,775
   9.625% 04/01/10                      10,000       11,600



See notes to investment portfolio.

October 31, 2002


CORPORATE FIXED-INCOME

BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
MINING & ENERGY (CONTINUED)
OIL & GAS EXTRACTION (CONTINUED)
Pogo Producing Co.,
   8.250% 04/15/11                  $  965,000  $ 1,003,600
Stone Energy Corp.,
   8.250% 12/15/11                     220,000      223,300
Trico Marine Services, Inc.,
   8.875% 05/15/12                     275,000      222,750
XTO Energy, Inc.,
   7.500% 04/15/12                     800,000      844,000
                                                -----------
                                                  5,863,274
                                                -----------
OIL & GAS FIELD SERVICES - 0.5%
Newpark Resources, Inc.,
   8.625% 12/15/07                     290,000      274,050
                                                -----------

-----------------------------------------------------------
RETAIL TRADE - 3.8%
FOOD STORES - 0.8%
Pathmark Stores, Inc.,
   8.750% 02/01/12                     200,000      170,000
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                     310,000      306,900
                                                -----------
                                                    476,900
                                                -----------
MISCELLANEOUS RETAIL - 1.7%
JC Penney Co., Inc.,
   9.000% 08/01/12 (a)                 450,000      423,000
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                     550,000      544,500
                                                -----------
                                                    967,500
                                                -----------
RESTAURANTS - 1.3%
Yum! Brands, Inc.:
   7.700% 07/01/12                     305,000      315,675
   8.875% 04/15/11                     395,000      426,600
                                                -----------
                                                    742,275
                                                -----------

-----------------------------------------------------------
SERVICES - 27.8%
AMUSEMENT & RECREATION - 12.9%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    400,000      430,000
Argosy Gaming Co.,
   10.750% 06/01/09                    335,000      368,500
Boyd Gaming Corp.,
   9.500% 07/15/07                     250,000      253,750
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                    455,000      450,450
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                     500,000      522,500
Hollywood Casino Corp.,
   11.250% 05/01/07                    400,000      432,000
Hollywood Casino Shreveport,
   13.000% 08/01/06                    900,000      936,000
Hollywood Park, Inc.,
   9.500% 08/01/07                   1,000,000      840,000
Majestic Investor Holdings,
   11.653% 11/30/07                    225,000      195,750



                                           PAR        VALUE
-----------------------------------------------------------
Mohegan Tribal Gaming Authority,
   8.000% 04/01/12                  $  500,000   $  512,500
Penn National Gaming, Inc.,
   11.125% 03/01/08                  1,050,000    1,123,500
Regal Cinemas, Inc.,
   9.375% 02/01/12                     600,000      627,000
Riviera Holdings Corp.,
   11.000% 06/15/10 (a)                 30,000       27,300
Six Flags, Inc.,
   9.500% 02/01/09                     485,000      438,925
Venetian Casino Resort LLC,
   11.000% 06/15/10 (a)                325,000      333,125
                                                -----------
                                                  7,491,300
                                                -----------
AUTO EQUIPMENT & RENTAL SERVICES - 0.8%
United Rentals, Inc.:
   8.800% 08/15/08                     325,000      230,750
   9.500% 06/01/08                     275,000      203,500
                                                -----------
                                                    434,250
                                                -----------
FUNERAL SERVICES - 2.0%
Service Corp. International,
   7.700% 04/15/09                     875,000      739,375
Stewart Enterprises, Inc.,
   10.750% 07/01/08                    400,000      434,000
                                                -----------
                                                  1,173,375
                                                -----------
HEALTH SERVICES - 9.7%
Alliance Imaging, Inc.,
   10.375% 04/15/11                    415,000      429,525
AmerisourceBergen Corp.,
   8.125% 09/01/08                     330,000      351,450
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07                    600,000      669,000
Coventry Health Care, Inc.,
   8.125% 02/15/12                     525,000      540,750
HCA, Inc.,
   8.750% 09/01/10                     670,000      752,035
InSight Health Services Corp.,
   9.875% 11/01/11                     675,000      644,625
Magellan Health Services, Inc.:
   9.000% 02/15/08                     790,000      134,300
   9.375% 11/15/07 (a)                 385,000      227,150
MedQuest Inc.,
   11.875% 08/15/12 (a)                500,000      492,500
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                    210,000      216,300
Radiologix, Inc.,
   10.500% 12/15/08                    400,000      396,000
Res-Care, Inc.,
   10.625% 11/15/08                    455,000      364,000
United Surgical Partners International, Inc.,
   10.000% 12/15/11                    400,000      396,000
Vanguard Health Systems, Inc.,
   9.750% 08/01/11                      55,000       51,150
                                                -----------
                                                  5,664,785
                                                -----------



See notes to investment portfolio.

October 31, 2002

CORPORATE FIXED-INCOME

BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
HOTELS, CAMPS & LODGING - 2.4%
Host Marriott LP,
   9.500% 01/15/07                   $ 800,000   $  796,000
Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% 05/01/12 (a)                 625,000      595,313
                                                -----------
                                                  1,391,313
                                                -----------

-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 34.5%
AEROSPACE - 2.3%
L-3 Communications Corp.,
   7.625% 06/15/12                     450,000      465,750
TransDigm, Inc.,
   10.375% 12/01/08                    850,000      867,000
                                                -----------
                                                  1,332,750
                                                -----------
AIR TRANSPORTATION - 1.8%
Northwest Airlines, Inc.,
   9.875% 03/15/07                     615,000      264,450
U.S. Airways, Inc.,
   10.375% 03/01/13 (c)              1,600,000      800,000
                                                -----------
                                                  1,064,450
                                                -----------
BROADCASTING - 7.5%
Advanstar Communications, Inc.,
   12.000% 02/15/11                    500,000      300,000
Allbritton Communications Co.,
   9.750% 11/30/07                     600,000      621,000
CanWest Media, Inc.,
   10.625% 05/15/11                    500,000      532,500
Corus Entertainment, Inc.,
   8.750% 03/01/12                     200,000      205,000
Cumulus Media, Inc.,
   10.375% 07/01/08                    225,000      237,938
Emmis Communications Corp.,
   (e) 03/15/11
   (12.500% 03/15/06)                  561,000      440,385
LIN Holdings Corp.,
   (e) 03/01/08
   (10.000% 03/01/03)                  725,000      736,781
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                     600,000      630,000
TV Azteca SA de CV,
   10.500% 02/15/07                    745,000      670,500
                                                -----------
                                                  4,374,104
                                                -----------
CABLE - 6.4%
Cable Satisfaction International, Inc.,
   12.750% 03/01/10                    595,000      190,400
Charter Communications Holdings LLC:
   (e) 04/01/11
   (9.920% 04/01/04)                   795,000      246,450
   10.000% 04/01/09                    325,000      139,750
   10.750% 10/01/09                    275,000      121,688
   11.125% 01/15/11                    675,000      298,687
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                    750,000      540,000



                                           PAR        VALUE
-----------------------------------------------------------
Diamond Cable Communications PLC,
   10.750% 02/15/07 (c)             $1,085,000    $  75,950
EchoStar DBS Corp.,
   9.250% 02/01/06                   1,005,000    1,015,050
Insight Communications Co., Inc.,
   (e) 02/15/11
   (12.250% 02/15/06)                  770,000      292,600
Northland Cable Television, Inc.,
   10.250% 11/15/07                  1,350,000      783,000
                                                -----------
                                                  3,703,575
                                                -----------
COMMUNICATIONS - 0.6%
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10                    830,000      340,300
                                                -----------
COMMUNICATIONS SERVICES - 0.9%
Crown Castle International Corp.:
   (e) 05/15/11
   (10.375% 05/15/04)                  250,000      132,500
   10.750% 08/01/11                    250,000      191,250
SBA Communications Corp.,
   10.250% 02/01/09                    440,000      211,200
                                                -----------
                                                    534,950
                                                -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.8%
Allied Waste North America, Inc.:
   8.500% 12/01/08                     475,000      465,500
   10.000% 08/01/09                  1,215,000    1,170,956
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                    750,000      562,500
                                                -----------
                                                  2,198,956
                                                -----------
ELECTRIC SERVICES - 4.1%
AES Corp.,
   9.500% 06/01/09                     450,000      198,000
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     590,000      593,198
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     582,754      559,444
Calpine Corp.,
   8.500% 02/15/11                     875,000      280,000
Nevada Power Co.,
   10.875% 10/15/09 (a)                260,000      248,123
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                     395,000      260,700
Western Resources, Inc.,
   7.875% 05/01/07                     275,000      266,750
                                                -----------
                                                  2,406,215
                                                -----------
MOTOR FREIGHT & WAREHOUSING - 0.6%
QDI LLC:
   12.000% 06/15/09 (a)                150,687       22,603
   12.500% 06/15/08 (a)                651,000      325,500
                                                -----------
                                                    348,103
                                                -----------
POLLUTION CONTROL - 0.5%
EnviroSource, Inc.,
   14.000% 12/15/08                    318,192      286,373
                                                -----------



See notes to investment portfolio.

October 31, 2002


CORPORATE FIXED-INCOME

BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
RADIOTELEPHONE COMMUNICATIONS - 2.2%
AirGate PCS, Inc.,
   (e) 10/01/09
   (13.500% 10/01/04)               $  399,000     $ 31,920
Nextel Communications, Inc.,
   9.375% 11/15/09                     870,000      748,200
Nextel Partners, Inc.,
   11.000% 03/15/10                     90,000       67,500
Rogers Cantel, Inc.,
   9.750% 06/01/16                     450,000      337,500
US Unwired, Inc.,
   (e) 11/01/09
   (13.375% 11/01/04)                  800,000       64,000
                                                -----------
                                                  1,249,120
                                                -----------
RAILROAD - 1.3%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                     365,000      377,319
TFM SA de CV,
   12.500% 06/15/12 (a)                380,000      371,450
                                                -----------
                                                    748,769
                                                -----------
TELECOMMUNICATIONS - 1.6%
AT&T Wireless Services, Inc.,
   7.875% 03/01/11                     335,000      291,450
Carrier 1 International SA,
   13.250% 02/15/09 (c)                750,000       22,500
Horizon PCS, Inc.,
   13.750% 06/15/11                    415,000       78,850
Ono Finance PLC,
   (b) 12/31/09                            175            2
RCN Corp.,
   11.125% 10/15/07                    750,000      135,000
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     470,000      211,500
   10.125% 02/01/11                    405,000      186,300
                                                -----------
                                                    925,602
                                                -----------
TRANSPORTATION SERVICES - 0.9%
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     530,000      553,850
                                                -----------

-----------------------------------------------------------
WHOLESALE TRADE - 0.7%
DURABLE GOODS - 0.7%
Playtex Products, Inc.,
   9.375% 06/01/11                     380,000      404,700
                                                -----------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $97,869,781)                         78,338,076
                                                -----------




PREFERRED STOCKS - 2.4%                 SHARES        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 2.4%
BROADCASTING - 0.6%
Granite Broadcasting Corp.,
   12.750%                                   1        $ 629
Sinclair Broadcast Group, Inc.
   11.625%                               3,250      340,031
                                                -----------
                                                    340,660
                                                -----------
CABLE - 1.6%
CSC Holdings Ltd.:
   11.125%                               7,681      460,847
   11.750%                               7,979      478,726
                                                -----------
                                                    939,573
                                                -----------
COMMUNICATIONS - 0.1%
Dobson Communication Corp.,
   12.250% PIK                             161       35,394
                                                -----------
POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   7.250%                                2,000       92,593
                                                -----------

TELECOMMUNICATIONS - 0.0%
XO Communications, Inc.:
   13.500% PIK (c)                         789            1
   14.000% PIK (c)                      28,520          285
                                                -----------
                                                        286
                                                -----------
TOTAL PREFERRED STOCKS
   (cost of $4,694,840)                           1,408,506
                                                -----------

COMMON STOCKS - 0.5% (F)
-----------------------------------------------------------
MINING & ENERGY - 0.4%
OIL & GAS EXTRACTION - 0.4%
Pioneer Natural Resources Co.            8,153      202,765
                                                -----------

-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                       8,000        1,840
Fairlane Management Corp. (g)            8,000           --
                                                -----------
                                                      1,840
                                                -----------
RADIOTELEPHONE COMMUNICATIONS - 0.1%
AirGate PCS, Inc.                            1            0
Nextel Communications, Inc., Class A     6,196       69,891
                                                -----------
                                                     69,891
                                                -----------
TOTAL COMMON STOCKS
   (cost of $359,856)                               274,496
                                                -----------



See notes to investment portfolio.

October 31, 2002

WARRANTS - 0.0% (F)                      UNITS        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05                        970     $    485
                                                -----------
COMMUNICATIONS - 0.0%
UbiquiTel Operating Co.,
   Expires 04/15/10 (a)                    525            5
XM Satellite Radio Holdings, Inc.,
   Expires 03/15/10 (a)                    600          450
                                                -----------
                                                        455
                                                -----------
TELECOMMUNICATIONS - 0.0%
Carrier 1 International SA,
   Expires 02/19/09 (a)                    347            3
Horizon PCS, Inc.,
   Expires 10/01/10 (a)                    665            7
Jazztel PLC,
   Expires 07/15/10 (a)                    350            0
MetroNet Communications Corp.,
   Expires 08/15/07 (a)                    250       16,902
Ono Finance PLC,
   Expires 05/31/09 (a)                    750            1
                                                -----------
                                                     16,913
                                                -----------
MOTOR FREIGHT & WAREHOUSING - 0.0%
QDI, LLC,
   Expires 01/15/07 (a)                  2,041            0
                                                -----------
TOTAL WARRANTS
   (cost of $94,214)                                 17,853
                                                -----------

SHORT-TERM OBLIGATION - 2.5%               PAR
-----------------------------------------------------------
Federal Home Loan Bank,
   1.690% 11/01/02 (h)
   (cost of $1,464,000)             $1,464,000    1,464,000
                                                -----------

TOTAL INVESTMENTS - 140.2%
   (cost of $104,494,214) (i)                    81,502,931
                                                -----------
OTHER ASSETS & LIABILITIES, NET - (40.2)%       (23,368,681)
-----------------------------------------------------------
Net Assets - 100.0%                             $58,134,250
                                                -----------




NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of these securities amounted to $7,600,618 or 13.1% of net assets.
(b)  Zero coupon bond.
(c) As of October 31, 2002, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(f)  Non-income producing.
(g) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(h)  Rate represents yield at date of purchase.
(i) Cost for generally accepted accounting principles is $104,494,214. Cost for federal income tax purposes is $104,191,282. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/accretion tax elections on fixed-income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.

            ACRONYM                       NAME
-----------------------------------------------------
              PIK                    Payment-In-Kind

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002



ASSETS:
Investments, at cost                           $104,494,214
                                              -------------
Investments, at value                          $ 81,502,931
Cash                                                 51,578
Receivable for:
   Investments sold                                 317,375
   Interest                                       2,401,873
Deferred Trustees' compensation plan                  4,928
                                              -------------
      Total Assets                               84,278,685
                                              -------------
LIABILITIES:
Payable for:
   Interest                                         558,484
   Investments purchased                            433,625
   Distributions                                    562,205
   Management fee                                    32,400
   Pricing and bookkeeping fees                       1,522
   Trustees' fee                                         41
Deferred Trustees' fee                                4,928
Other liabilities                                    51,230
Notes payable - short-term                       14,800,000
Notes payable - long-term                         9,700,000
                                              -------------
      Total Liabilities                          26,144,435
                                              -------------
NET ASSETS                                     $ 58,134,250
                                              -------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                $143,310,995
Overdistributed net investment income              (401,061)
Accumulated net realized loss                   (61,784,401)
Net unrealized depreciation on investments      (22,991,283)
                                              -------------
NET ASSETS                                     $ 58,134,250
                                              -------------
Shares outstanding                               20,822,420
                                              -------------
Net asset value per share                      $       2.79
                                              -------------



STATEMENT OF OPERATIONS

For the Year Ended October 31, 2002



INVESTMENT INCOME:
Interest                                       $ 10,137,773
Dividends                                           481,486
                                              -------------
   Total Investment Income
      (net of foreign taxes withheld of $1,651)  10,619,259
                                              -------------
EXPENSES:
Management fee                                      645,271
Pricing and bookkeeping fees                         44,825
Trustees' fee                                         8,747
Custody fee                                           8,277
Other expenses                                      157,379
                                              -------------
   Total Operating Expenses                         864,499
Custody earnings credit                              (1,123)
                                              -------------
   Net Operating Expenses                           863,376
Interest expense                                  1,889,585
                                              -------------
   Net Expenses                                   2,752,961
                                              -------------
Net Investment Income                             7,866,298
                                              -------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
   Investments                                  (23,338,320)
   Foreign currency transactions                    (75,278)
                                              -------------
      Net realized loss                         (23,413,598)
                                              -------------
Net change in unrealized appreciation/
depreciation on:
   Investments                                    8,409,133
   Foreign currency translations                     28,117
                                              -------------
      Net change in unrealized
        appreciation/depreciation                 8,437,250
                                              -------------
Net Loss                                        (14,976,348)
                                              -------------
Net Decrease in Net Assets from Operations     $ (7,110,050)
                                              -------------




See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   YEAR ENDED OCTOBER 31,
                                                                                             ----------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                                 2002               2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                         $  7,866,298       $ 10,377,445
Net realized loss on investments and foreign currency transactions                             (23,413,598)       (22,676,787)
Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations                                                            8,437,250         (3,228,586)
                                                                                              ------------       ------------
Net Decrease from Operations                                                                    (7,110,050)       (15,527,928)
                                                                                              ------------       ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                      (7,465,282)       (11,322,543)
Return of capital                                                                                 (297,562)          (394,928)
                                                                                              ------------       ------------
Total Distributions Declared to Shareholders                                                    (7,762,844)       (11,717,471)
                                                                                              ------------       ------------
SHARE TRANSACTIONS:
Distributions reinvested                                                                           653,667          1,265,931
                                                                                              ------------       ------------
Total Decrease in Net Assets                                                                   (14,219,227)       (25,979,468)
NET ASSETS:
Beginning of period                                                                             72,353,477         98,332,945
                                                                                              ------------       ------------
End of period (including overdistributed net investment income
   of $(401,061) and $(1,027,990), respectively)                                              $ 58,134,250       $ 72,353,477
                                                                                              ============       ============
CHANGES IN SHARES:
Issued for distributions reinvested                                                                184,393            272,635
                                                                                              ============       ============


See notes to financial statements.

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2002


INCREASE (DECREASE) IN CASH:
---------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net investment income                                         $ 7,866,298
Adjustments to reconcile net investment income
   to net cash provided by operating activities:
   Purchase of investment securities                          (49,945,586)
   Proceeds from disposition of investment securities          53,785,870
   Sale of short-term investments, net                          2,279,042
   Net realized gain due to foreign currency transactions             779
   Decrease in interest and dividend receivable                   391,272
   Decrease in other assets                                        15,179
   Net realized loss from forward currency contracts              (76,057)
   Decrease in receivable for investments sold                    847,178
   Decrease in payable for investments purchased                 (676,874)
   Decrease in accrued expenses and other liabilities             (44,912)
   Net amortization/accretion of income                        (1,264,612)
                                                              -----------
Net cash provided by operating activities                      13,177,577
CASH FLOWS FROM FINANCING ACTIVITIES:
    Decrease in notes payable                                  (6,000,000)
    Decrease in interest payable                                 (105,665)
    Distributions paid in cash                                 (7,290,795)
                                                              -----------
Net cash used by financing activities                         (13,396,460)
                                                              -----------
Net decrease in cash                                             (218,883)
CASH:
Beginning of period                                               270,461
                                                              -----------
End of period                                                  $   51,578
                                                              ===========

Supplemental disclosure of cash flow information:

Non-cash financing activities not included in this statement consist of reinvestment of distributions of $653,667.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial Intermediate High Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment goal is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund is authorized to issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS:
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at October 31, 2002.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities. Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows, based on securities held by the Fund on November 1, 2001:

                                     NET UNREALIZED
             COST                     DEPRECIATION
       -----------------         -----------------------
           $371,801                    $(371,801)

The effect of this change, for the year ended October 31, 2002, was as follows:

     NET INVESTMENT     NET REALIZED      NET UNREALIZED
         INCOME             LOSS           DEPRECIATION
    ----------------- -----------------  -----------------
        $319,580         $(323,835)           $4,255

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales

October 31, 2002

of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, current year distribution payable, capital loss carryforwards, non-deductible expenses and defaulted bonds. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

     OVERDISTRIBUTED     ACCUMULATED
     NET INVESTMENT      NET REALIZED         PAID-IN
         INCOME             LOSS              CAPITAL
    ----------------- -----------------  -----------------
       $(145,888)         $145,888              $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. The tax character of distributions paid during the year was as follows:

                                          TAX
             ORDINARY INCOME       RETURN OF CAPITAL
            -----------------      -----------------
               $7,465,282              $297,562

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                         UNREALIZED
                        DEPRECIATION*
                      -----------------
                        $(22,688,351)

*The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
             2003                       $ 2,102,577
             2007                         3,282,077
             2008                        10,437,671
             2009                        22,694,029
             2010                        23,203,433
                                      -------------
                                        $61,719,787
                                      -------------

3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the average weekly net assets of the Fund.

In addition, the Fund shall pay the Advisor monthly a fee equal to 20% of the Fund's monthly "leverage income" (as that term is defined in the management contract); provided, however, if the Fund's monthly leverage income is less than zero then the Advisor shall pay the Fund 20% of the Fund's monthly leverage income. For the year ended October 31, 2002, the fee paid to the Advisor under this agreement amounted to $195,862, which represents 0.28% annually of the Fund's average daily net assets.

October 31, 2002

PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended October 31, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,123 of custody fees were reduced by balance credits for the year ended October 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended October 31, 2002, purchases and sales of investments, other than short-term obligations, were $49,945,586 and $53,785,870, respectively. Unrealized appreciation (depreciation) at October 31, 2002, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation            $  1,721,556
      Gross unrealized depreciation             (24,409,907)
                                               ------------
           Net unrealized depreciation         $(22,688,351)
                                               ------------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LOAN AGREEMENT

At October 31, 2002, the Fund had two term loans and a revolver loan outstanding with Bank of America NA, totaling $24,500,000. These loans are comprised of a $13,700,000 term loan which bears interest at 7.74% per annum, due June 12, 2003, a $1,100,000 term loan which bears interest at 4.75% per annum, due June 12, 2003 and a $9,700,000 revolver loan which bears interest at 4.37% per annum, due June 13, 2004. The average daily loan balance was $28,763,014 at a weighted average interest rate of 6.57%. The Fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                                    YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------------------------
                                                                  2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       3.51  $      4.83  $      5.97  $      6.20    $      7.27
                                                               ------------   ----------  -----------  -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.38(a)(b)   0.51(a)      0.67         0.70           0.70
Net realized and unrealized loss on investments
   and foreign currency                                               (0.73)(b)    (1.26)       (1.10)       (0.23)         (1.08)
                                                               ------------  -----------  -----------  -----------    -----------
      Total from Investment Operations                                (0.35)       (0.75)       (0.43)        0.47          (0.38)
                                                               ------------  -----------  -----------  -----------    -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.36)       (0.55)       (0.69)       (0.70)         (0.69)
In excess of net investment income                                    --              --        (0.02)          --            --
Return of capital                                                     (0.01)       (0.02)          --           --            --
                                                               ------------   ----------  -----------  -----------    -----------
      Total Distributions Declared to Shareholders                    (0.37)       (0.57)       (0.71)       (0.70)         (0.69)
                                                               ============  ===========  ===========  ===========    ===========
NET ASSET VALUE, END OF PERIOD                                 $       2.79  $      3.51  $      4.83  $      5.97     $     6.20
                                                               ============  ===========  ===========  ===========    ===========
Market price per share                                         $       2.79  $      3.49  $      4.63  $      5.63     $     6.81
                                                               ============  ===========  ===========  ===========    ===========
Total return-- based on market value (c)                             (10.43)%     (14.26)%      (6.12)%      (7.89)%        (0.74)%
                                                               ============  ===========  ===========  ===========    ===========
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (d)                                                 1.25%        1.31%        0.92%        0.89%         0.88%
Interest and amortization of deferred
   debt issuance expenses                                              2.73%        2.98%        2.79%        2.48%         2.11%
Total expenses (d)                                                     3.98%        4.29%        3.71%        3.37%         2.99%
Net investment income (d)                                             11.38%(b)    11.96%       11.88%       10.82%         9.70%
Portfolio turnover rate                                                  54%          52%          42%          44%           69%
Net assets, end of period (000's)                              $     58,134   $   72,353   $   98,333   $  121,018     $ 124,480

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and increase ratio of net investment income to average net assets from 10.92% to 11.38%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(c) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


16



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED OCTOBER 31,
                                                             ----------------------------------------------------------------------
                                                                   1997         1996         1995         1994        1993
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       6.89  $     6.62   $      6.28  $      6.92     $      6.43
                                                               ------------  ----------   -----------  -----------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.70        0.70          0.70         0.69            0.71
Net realized and unrealized gain (loss) on investments
   and foreign currency                                                0.38        0.26          0.34        (0.58)           0.50
                                                               ------------  ----------   -----------  -----------    ------------
      Total from Investment Operations                                 1.08        0.96          1.04         0.11            1.21
                                                               ------------  ----------   -----------  -----------    ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.70)      (0.69)        (0.70)       (0.75)          (0.72)
                                                               ------------  ----------   -----------  -----------    ------------
NET ASSET VALUE, END OF PERIOD                                 $       7.27  $     6.89   $      6.62  $      6.28     $      6.92
                                                               ============  ==========   ===========  ===========    ============
Market price per share                                         $       7.56  $     7.13   $      6.88  $      5.75     $      6.63
                                                               ============  ==========   ===========  ===========    ============
Total return-- based on market value (a)                              16.97%      14.62%        33.00%       (2.80)%         17.89%
                                                               ============  ==========   ===========  ===========    ============
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (b)                                                 0.89%       0.98%         0.95%        0.97%         1.00%
Interest and amortization of deferred
   debt issuance expenses                                              1.96%       2.07%         1.94%        1.91%         2.66%
Total expenses (b)                                                     2.85%       3.05%         2.89%        2.88%         3.66%
Net investment income (b)                                              9.63%      10.11%        10.76%       10.40%        10.62%
Portfolio turnover rate                                                  92%         92%           92%         160%          135%
Net assets, end of period (000's)                              $    107,774  $   99,925   $    93,984  $    87,519     $  95,164

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact, except for the year ended 1997 which had a 0.01% impact.

                   LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

                       TOTAL AMOUNT                ASSET COVERAGE PER $1,000
OCTOBER 31,             OUTSTANDING                      OF INDEBTEDNESS
 ---------              -----------                       ------------
   2002                $24,500,000                           $3,373
   2001                 30,500,000                            3,372
   2000                 47,300,000                            3,079
   1999                 47,300,000                            3,558
   1998                 47,300,000                            3,632
   1997                 27,400,000                            4,933
   1996                 27,400,000                            4,647
   1995                 27,400,000                            4,430
   1994                 27,400,000                            4,194
   1993                 27,400,000                            4,473

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF
COLONIAL INTERMEDIATE HIGH INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

December 23, 2002

UNAUDITED INFORMATION

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On May 22, 2002, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Fund's Proxy Statement for said Meeting. On March 1, 2002, the record date for the Meeting, the Fund had 20,723,717 shares outstanding. The votes cast were as follows:

PROPOSAL 1.

ELECTION OF TRUSTEES                    FOR       WITHHELD
------------------------            -----------  ----------
   Richard W. Lowry                 18,050,382    482,151
   William E. Mayer                 18,010,777    521,756
   Charles R. Nelson                18,053,408    479,125

Mr. Lowry, Mr. Mayer and Mr. Nelson were elected as Trustees of the Fund. Each will serve for three years or until a successor is elected.

The Board of Trustees is divided into the following three classes, each with a term expiring in the indicated year:

          2003              2004               2005
       -----------       -----------        -----------
       Mr. Hacker        Mr. Macera         Mr. Lowry
       Ms. Kelly         Mr. Stitzel        Mr. Mayer
       Mr. Neuhauser     Mr. Theobald       Mr. Nelson
       Mr. Palombo       Ms. Verville

DIVIDEND REINVESTMENT PLAN

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to PFPC Inc., the Plan agent, by mail at P.O. Box 43027, Providence, RI 02940-3027 or by phone at 1-800-331-1710.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Colonial Intermediate High Income Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below.



                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed       Principal occupation(s)                  complex overseen  directorships
Name, address and age       Liberty Funds   to office       during past five years                      by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        103       None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         103       None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***     None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        103       None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      2000     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties         105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)




22

TRUSTEES (CONTINUED)

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education            Directors, Enesco Group,
One Financial Center                                 Industry from 1994 to 1997, and President,            Inc. (designer, importer
Boston, MA 02111                                     Applications Solutions Division from 1991 to        and distributor of giftware
                                                     1994, IBM Corporation (global education and               and collectibles)
                                                     global applications))


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners 105*** Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 LLC from November 1996 to February 1999;                provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Franham, Incorporated (Stein Roe)
                                                     since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000; Vice
                                                     President of Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
***In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
   Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS

                         Position with   Year first
                           Colonial      elected or
                          Intermediate   appointed
Name, address and age  High Income Fund  to office   Principal occupation(s) during past five years
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group or its
Group, Inc. 590 Madison                             predecessor since August 2000; President, Chief Executive Officer and Chief
Avenue, 36th Floor                                  Investment Officer of Fleet Investment Advisor Inc. since 2000 (formerly
Mail Stop NY EH 30636A                              Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
New York, NY 10022                                  from November 1996 to August 2000); President of the Galaxy Funds since
                                                    September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds, Stein Roe Funds
Boston, MA 02111          Officer and               and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                          Controller                Officer of Galaxy Funds since September 2002; Vice President of LFG since April
                                                    2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                    Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                    Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of LFG since January 2001 (formerly
                                                    Vice President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel and Senior
                                                    Vice President of Fleet National Bank since September 2002 (formerly Senior
                                                    Vice President and Group Senior Counsel of Fleet National Bank from November
                                                    1994 to September 2002); Assistant Secretary of Galaxy Funds since September
                                                    2002


Transfer Agent

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:

PFPC,
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

--------------------------------------------------------------------------------


ANNUAL REPORT
Colonial Intermediate High Income Fund

COLONIAL INTERMEDIATE HIGH INCOME FUND                             ANNUAL REPORT

                                                110-02/661L-1002 (12/02) 02/2752